Supplementary Cash Flow Information (Tables)	12 Months Ended
Jun. 30, 2022
Supplementary Cash Flow Information [Abstract]
Schedule of change in non-cash operating working capital
Changes in non-cash operating working capital:	Years Ended June 30,
	2022	2021
Receivables	$30,117	$(22,615)
Deposits and prepayments	27,796	(340,059)
Accounts payable and accrued liabilities	551,707	(178,289)
Due to a related party	316,180	(17,393)
	$925,800	$(558,356)

Schedule of non-cash capital transactions
Non-cash capital transactions:	Years Ended June 30,
	2022	2021
Capital expenditures of mineral property interest included in accounts payable and accrued liabilities	$1,910,439	$-